[logo] PIONEER Investments(R)




May 5, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust II (the "Trust")
        (File Nos. 333-110037 and 811-21460)
        CIK No. 0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of Class A, B and C shares and Class Y shares of Pioneer AmPac Growth Fund, Pioneer Small and Mid Cap Growth Fund, Pioneer AMT-Free Municipal Fund, Pioneer Growth Opportunities Fund, and Pioneer Tax Free Money Market Fund; and the offering of Class A, B and C shares of Pioneer Growth Leaders Fund and Pioneer AMT-Free CA Municipal Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 16 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on April 29, 2009 (Accession No. 0001265389-09-000015).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander

cc:  Jeremy B. Kantrowitz, Esq.
     Christoper J. Kelley, Esq.




       "Member of the UniCredit Banking Group, register of banking groups"